Running Oak Efficient Growth ETF
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.5%
	Consumer Discretionary Products 1.7%
15,475	Columbia Sportswear Co.	$1,212,157
	Consumer Discretionary Services 3.5%
7,754	Darden Restaurants, Inc.	1,213,268
10,948	Texas Roadhouse, Inc.	1,232,307
		2,445,575
	Financial Services 1.8%
10,881	Intercontinental Exchange, Inc.	1,238,693
	Health Care 15.9%
5,164	Becton Dickinson & Co.	1,219,634
22,450	Boston Scientific Corp. (a)	1,254,731
16,523	Centene Corp. (a)	1,217,415
4,495	ICON Plc (a)(b)	1,199,895
5,873	IQVIA Holdings, Inc. (a)	1,257,409
16,308	Medtronic Plc (b)	1,292,735
5,933	STERIS Plc (b)	1,192,177
4,259	Stryker Corp.	1,262,069
2,247	UnitedHealth Group, Inc.	1,242,524
		11,138,589
	Industrial Products 17.4%
7,892	AMETEK, Inc.	1,225,075
13,578	Amphenol Corp. - Class A	1,235,462
13,459	Franklin Electric Co, Inc.	1,197,851
4,918	General Dynamics Corp.	1,214,599
15,177	Graco, Inc.	1,225,998
6,373	Honeywell International, Inc.	1,248,598
11,263	ITT, Inc.	1,219,445
9,102	Keysight Technologies, Inc. (a)	1,236,871
2,819	Parker-Hannifin Corp.	1,221,134
13,898	The Toro Company	1,153,534
		12,178,567
	Industrial Services 12.2%
5,623	EMCOR Group, Inc.	1,195,000
8,823	Jacobs Solutions, Inc.	1,122,109
6,643	JB Hunt Transport Services, Inc.	1,230,749
5,835	Norfolk Southern Corp.	1,272,963
20,263	RB Global, Inc. (b)	1,290,348
3,166	Watsco, Inc.	1,210,140
1,520	WW Grainger, Inc.	1,195,009
		8,516,318

Running Oak Efficient Growth ETF
SCHEDULE OF INVESTMENTS (continued)
November 30, 2023 (Unaudited)

Number of Shares		Value
	Insurance 7.1%
5,028	Arthur J Gallagher & Co.	$1,251,972
16,724	Brown & Brown, Inc.	1,249,952
6,187	Marsh & McLennan Cos, Inc.	1,233,811
5,884	Primerica, Inc.	1,232,757
		4,968,492
	Materials 5.2%
4,416	Air Products and Chemicals, Inc.	1,194,749
6,393	Avery Dennison Corp.	1,243,438
4,312	Carlisle Cos, Inc.	1,209,128
		3,647,315
	Media 1.7%
8,872	Alphabet, Inc., Class C (a)	1,188,138
	Retail & Wholesale - Discretionary 5.2%
13,513	TJX Companies, Inc. (The)	1,190,631
5,828	Tractor Supply Co.	1,183,142
2,909	Ulta Beauty, Inc. (a)	1,239,205
		3,612,978
	Retail & Wholesale - Staples 1.9%
9,915	Dollar General Corp.	1,300,055
	Software & Tech Services 19.6%
3,715	Accenture Plc - Class A (b)	1,237,615
14,803	Amdocs Ltd.	1,240,047
6,705	Broadridge Financial Solutions, Inc.	1,299,563
3,724	CACI International, Inc. - Class A (a)	1,195,218
2,638	FactSet Research Systems, Inc.	1,196,227
9,650	Fiserv, Inc. (a)	1,260,386
36,037	Genpact Ltd. (b)	1,223,817
11,523	Leidos Holdings, Inc.	1,236,648
15,338	Maximus, Inc.	1,280,570
21,902	SS&C Technologies Holdings, Inc.	1,232,207
4,870	Visa, Inc. - Class A	1,250,032
		13,652,330
	Tech Hardware & Semiconductors 5.3%
6,685	Analog Devices, Inc.	1,225,895
3,073	Teledyne Technologies, Inc. (a)	1,238,296
7,957	Texas Instruments, Inc.	1,215,114
		3,679,305
	Total Common Stocks
	(Cost $67,546,683)	68,778,512

Running Oak Efficient Growth ETF
SCHEDULE OF INVESTMENTS (continued)
November 30, 2023 (Unaudited)

Number of Shares		Value
MONEY MARKET FUNDS 1.4%
498,538	First American Government Obligations Fund - Class X, 5.29% (c)	$498,538
498,538	First American Treasury Obligations Fund - Class X, 5.28% (c)	498,538
		997,076
	Total Money Market Funds
	(Cost $997,076)	997,076

	Total Investments 99.9%
	(Cost $68,543,759)	69,775,588

	Other Assets in Excess of Liabilities 0.1%	40,054

	TOTAL NET ASSETS 100.0%	$69,815,642

(a) Non-Income Producing.
(b) U.S.-dollar denominated security of a foreign issuer.
(c) 7-day yield.

Investment Valuation
The net asset value (“NAV”) per share of the Running Oak Efficient Growth ETF (the “Fund”) is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

The Board of Trustees (the”Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from outside legal counsel, or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used to value the Fund’s investments as of November 30, 2023:

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$68,778,512	$-	$-	$68,778,512
Money Market Funds	997,076	-	-	997,076
Total	$69,775,588	$-	$-	$69,775,588

(a) See the Fund’s Schedule of Investments for sector classifications.